INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8:-INTANGIBLE ASSETS, NET

a.Intangible assets:

	Weighted
	average
	amortization	December 31,
	period	2020	2019
	(years)
Cost:
Acquired technology	8.7	$32,946	$32,946
Customers relationships and brand name		9,817	9,817

		42,763	42,763
Accumulated amortization:
Acquired technology		20,358	18,465
Customers relationships and brand name		9,817	9,817

		30,175	28,282

Intangible assets, net		$12,588	$14,481

Amortization expenses for the years ended December 31, 2020, 2019 and 2018 were $1,893, $2,371 and $948, respectively.

F - 32

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 8:-INTANGIBLE ASSETS, NET (Cont.)

Acquired technology has a weighted-average remaining useful life of 6.9 years.

Future estimated amortization expenses for the years ending:

December 31,

2021	$1,858
2022	1,858
2023	1,858
2024	1,858
2025 and thereafter	5,156

Total	$12,588

b.Goodwill:

	2020	2019

Balance as of January 1	$41,144	$32,174
Acquisitions	-	8,970

Balance as of December 31	$41,144	$41,144